Paradigm Micro-Cap Fund
	Schedule of Investments
	September 30, 2021 (Unaudited)
Shares			Fair Value	% of Net Assets

COMMON STOCKS

Aircraft Parts & Auxiliary Equipment, NEC
80,000	Ducommun Incorporated *		$ 4,028,000	2.80%

Ball & Roller Bearings
290,000	NN, Inc. *		1,522,500	1.06%

Communications Equipment, NEC
20,000	Vocera Communications, Inc. *		915,200	0.64%

Communications Services, NEC
60,000	Calix, Inc. *		2,965,800	2.06%

Computer Communications Equipment
200,000	A10 Networks, Inc. *		2,696,000
320,000	Extreme Networks, Inc. *		3,152,000
			5,848,000	4.06%

Concrete Products, Except Block & Brick
120,000	Forterra, Inc. *		2,827,200	1.96%

Construction - Special Trade Contractors
137,500	Matrix Service Co. *		1,438,250	1.00%

Electromedical & Electrotherapeutic Apparatus
40,000	Cutera, Inc. *		1,864,000	1.29%

Electronic Computers
20,000	Omnicell, Inc. *		2,968,600	2.06%

Engines & Turbines
80,000	Westport Fuel Systems Inc. * (Canada)		263,200	0.18%

Footwear, (No Rubber)
150,000	Caleres, Inc.		3,333,000	2.31%

Guided Missiles & Space Vehicles & Parts
40,000	Kratos Defense & Security Solutions, Inc. *		892,400	0.62%

Industrial Organic Chemicals
5,950	Sensient Technologies Corporation		541,926	0.38%

Instruments For Measuring & Testing Of Electricity & Electric Signals
152,650	Cohu, Inc.		4,875,641	3.38%

Measuring & Controlling Devices, NEC
60,000	Onto Innovation Inc. *		4,335,000	3.01%

Millwood, Veneer, Plywood & Structural Wood Members
20,000	American Woodmark Corporation *		1,307,400	0.91%

Mining & Quarrying of Nonmetallic Minerals (No Fuels)
100,000	Summit Materials, Inc. - Class A *		3,197,000	2.22%

Miscellaneous Manufacturing Industries
5,200	Hillenbrand, Inc.		221,780	0.15%

Motor Vehicle Parts & Accessories
250,000	Modine Manufacturing Company *		2,832,500	1.97%

Office Machines, NEC
400,000	Pitney Bowes		2,884,000	2.00%

Orthopedic, Prosthetic & Surgical Appliances & Supplies
500,000	Invacare Corporation		2,380,000	1.65%

Pharmaceutical Preparations
250,000	Flexion Therapeutics, Inc. *		1,525,000
80,000	Nature's Sunshine Products, Inc. *		1,172,000
503,321	OptiNose, Inc. *		1,509,963
			4,206,963	2.92%

Radio & TV Broadcasting & Communications Equipment
120,000	CalAmp Corp. *		1,194,000
60,000	Comtech Telecommunications Corp.		1,536,600
			2,730,600	1.90%

Retail - Apparel & Accessory Stores
30,000	Citi Trends, Inc. *		2,188,800
41,200	Tilly's, Inc. - Class A		577,212
109,200	Zumiez Inc. *		4,341,792
			7,107,804	4.93%

Retail - Catalog & Mail-Order Houses
40,000	Insight Enterprises, Inc. *		3,603,200	2.50%

Retail - Family Clothing Stores
13,300	American Eagle Outfitters, Inc.		343,140	0.24%

Retail - Retail Stores, NEC
200,000	Kirkland's, Inc. *		3,842,000	2.67%

Retail - Shoe Stores
6,700	Foot Locker, Inc.		305,922	0.21%

Semiconductors & Related Devices
60,000	Ichor Holdings, Ltd. *		2,465,400
20,000	FormFactor, Inc. *		746,600
33,700	Kulicke & Soffa Industries Inc. (Singapore)		1,964,036
120,000	MaxLinear, Inc. *		5,910,000
150,000	NeoPhotonics Corporation *		1,306,500
100,000	Ultra Clean Holdings, Inc. *		4,260,000
			16,652,536	11.56%

Services - Business Services, NEC
22,400	Tabula Rasa HealthCare, Inc. *		587,104	0.41%

Services - Computer Integrated Systems Design
60,000	Allscripts Healthcare Solutions, Inc. *		802,200
100,000	NextGen Healthcare, Inc. *		1,410,000
640,000	Ribbon Communications Inc. *		3,827,200
			6,039,400	4.19%

Services - Computer Processing & Data Preparation
17,900	Inovalon Holdings, Inc. *		721,191	0.50%

Services - Help Supply Services
55,000	Cross Country Healthcare, Inc. *		1,168,200
130,500	Kelly Services, Inc. - Class A		2,463,840
			3,632,040	2.52%

Services - Home Health Care Services
19,700	Addus HomeCare Corporation *		1,571,075	1.09%

Services - Hospitals
5,900	Magellan Health Services Inc. *		557,845	0.39%

Services - Prepackaged Software
20,000	Cerence Inc. *		1,922,200
10,900	Progress Software Corporation		536,171
			2,458,371	1.71%

Services - Management Services
160,000	R1 RCM Inc. *		3,521,600	2.44%

Services -Misc Health & Allied Services NEC
100,000	Viemed Healthcare, Inc. *		555,000	0.39%

Services - Skilled Nursing Care Facilities
40,000	The Ensign Group, Inc.		2,995,600	2.08%

Special Industry Machinery (No Metalworking Machinery)
15,100	Kadant Inc.		3,081,910	2.14%

Special Industry Machinery, NEC
80,000	Axcelis Technologies, Inc. *		3,762,400
9,800	Brooks Automation, Inc.		1,003,030
200,000	Veeco Instruments Inc. *		4,442,000
			9,207,430	6.39%

Surgical & Medical Instruments & Apparatus
20,000	AngioDynamics, Inc. *		518,800
53,700	AtriCure, Inc. *		3,734,835
500,000	Cerus Corporation *		3,045,000
19,600	OrthoPediatrics Corp. *		1,283,996
200,000	SeaSpine Holdings Corporation *		3,146,000
			11,728,631	8.13%

Telephone & Telegraph Apparatus
300,000	Infinera Corporation *		2,496,000	1.73%

Women's, Misses', and Juniors Outerwear
5,560	J.Jill, Inc. *		96,633	0.07%

Total for Common Stocks (Cost $93,747,015)			139,483,392	96.82%

MONEY MARKET FUNDS
5,194,692	SEI Daily Income Trust Government Fund CL F 0.01% **		5,194,692	3.61%
Total for Money Market Funds (Cost $5,194,692)

Total Investment Securities			144,678,084	100.43%
	(Cost $98,941,707)

Liabilities in Excess of Other Assets			(623,900)	-0.43%

Net Assets			$144,054,184	100.00%

* Non-Income Producing Securities.
** The rate shown represents the 7-day yield at September 30, 2021.

1. SECURITY TRANSACTIONS

For Federal income tax purposes, the cost of securities owned at September 30, 2021, was $98,941,707. At September 30, 2021, the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) of investments was as follows:

	Unrealized Gain		$ 53,161,174
	Unrealized Loss		(7,424,797)
	Unrealized Gain		$ 45,736,377

2. SECURITIES VALUATIONS

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS

A description of the valuation techniques applied to the Fund’s major categories of assets measured at fair value on a recurring basis follows.

Equity securities (common stocks). Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security, and if an equity security is valued by the pricing service at its last bid, it is generally categorized as a level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, subject to review of the Board of Trustees (the “Trustees” or the “Board”) and are categorized in level 2 or level 3, when appropriate.

Money market funds. Money market funds are valued at net asset value provided by the funds and are classified in level 1 of the fair value hierarchy.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of September 30, 2021:

Valuation of Inputs and Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$139,483,392	$ -	$ -	$ 139,483,392
Money Market Funds	5,194,692	-	-	5,194,692
Total	$144,678,084	$ -	$ -	$ 144,678,084

Refer to the Fund's Schedule of Investments for a listing of securities by industry. The Fund did not hold any Level 3 assets or liabilities during the fiscal quarter ended September 30, 2021.